Notes on the Consolidated Balance Sheet - Reconciliation of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
VAT payables	€ 1,319	€ 590
Payroll liabilities	1,197	953
Other tax liabilities	445	276
- thereof non-current	0	0
- thereof current	2,961	1,819
Total other liabilities	€ 2,961	€ 1,819	[1]

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.